June 2, 2005

Mr. H. Roger Schwall

Assistant Director

United States Securities and Exchange Commission

Division of Corporate Finance

450 Fifth Street, N.W.

Mail Stop 4-8

Washington, D.C.   20549-0405

Re:

Quincy Energy Corp. f/k/a Quincy Gold Corp. (the “Company”)

Form SB-2 filed on January 26, 2005

File No. 333-122301

Dear Mr. Schwall:

As you requested in your facsimile transmitted letter, dated May 26, 2005, I have outlined below the Company’s response, with the response keyed to the comment as well as including a “highlighted” or “redlined” copy of the filing referenced above:

Form SB-2

Selling Shareholders, page 9

1.   We note your response to our prior comment 3 in our letter dated February 28, 2005.  Revise your filing to indicate that Kingsdale Capital Markets Inc. “is,” not “may be deemed to be,” an underwriter.

As requested by Staff, the requested change has been made to the Selling Shareholders section clarifying Kingsdale Capital Markets Inc. is an underwriter for purposes of this filing.

Please contact me if you require any further information.

Very truly yours,

CHARLES A. CLEVELAND, P.S.

By:

/s/ Charles A. Cleveland

 Charles A. Cleveland

cc:

Quincy Energy Corp.

CAC:clw